AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 24, 2002
                         Registration  Nos.     2-9263
                                        811-04087
      ====================================================================
     SECURITIES  AND  EXCHANGE  COMMISSION
     Washington,  D.C.  20549

     FORM  N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
               Post-Effective  Amendment  No.42             [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
          Amendment  No.  45                  [X]


                                EXETER FUND, INC.
                _________________________________________________
               (Exact name of registrant as specified in charter)

                                1100 Chase Square
                            Rochester, New York 14604
               ___________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, Including Area Code (585) 325-6880

                                B. Reuben Auspitz
                              c/o Exeter Fund, Inc.
                                1100 Chase Square
                               Rochester, NY 14604

                     (Name and Address of Agent For Service)
                                   Copies to:

                            Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius, LLP
                                 1701 Market St.
                             Philadelphia, PA 19103
       =====================================================================
It  is  proposed  that  this  filing  will  become  effective:
     /  X  /  immediately  upon  filing  pursuant  to  paragraph  (b)
/   /  on  [date]  pursuant  to  paragraph  (b)
/   /  60  days  after  filing  pursuant  to  paragraph  (a)
/  /  on  May  1,2002  pursuant  to  paragraph  (a)  of  Rule  485
     /   /  75  days  after  filing  pursuant  to  paragraph  (a)(2)
/   /  on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485

If  appropriate,  check  the  following  box:

     /   /  this  post-effective amendment designates a new effective date for a
previously                          filed  post-effective  amendment.

Title  of  Securities  Being  Registered:
                            Investment Company Shares
..=============================================================================


Prospectus
July  1,  2002
Exeter  Fund,  Inc.
Equity  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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Contents



Page

Goals, Strategies, and Risks                   4
More About the Series' Investments             6
Management                                     7
How to Buy, Exchange, and Redeem Shares        8
Investment and Account Information            10
Dividends, Distributions, and Taxes           12



PAGE  3
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Goals,  Strategies,  and  Risks
Investment  Goal
     Long-term  growth  of  capital.
Principal  Investment  Strategies
     The Series will , under normal circumstances, invest at least 80% of its assets in equity securities. The Series invests primarily in common stocks of U.S. issuers, but may also invest, to a limited extent, in securities of foreign issuers (primarily ADRs), including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.
The Advisor uses a "bottom-up" strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small, large, or mid-size companies. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
          Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
          Improving  market  share  in  consolidating  industries.
          Low  price  relative  to  fundamental  or  breakup  value.
Principal  Risks  of  Investing  in  the  Series
     As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  markets  decline.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.
     The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
          The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
          The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
          Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
     Because the Series may invest in securities of foreign issuers, the Series is subject to the following additional risks:
          The prices of foreign stocks may, at times, move in a different direction than the prices of U.S. common stocks.
          Investments in emerging market countries may be more volatile than investments in more developed countries.
     The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PAGE  4
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Summary  of  Past  Performance
     The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index, an unmanaged index of common stocks. All performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust (the "Collective") , which was managed by the Advisor and reorganized into the Series on July 1, 2002. The
 Collective  was  not  open  to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had  been  registered  under  the  1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Historical after-tax returns are not presented
because  prior  to  its  reorganization,  the   Collective  was not
required  to  distribute  income  to  investors  annually.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR SHARES OF THE EQUITY SERIES FOR 1999, 2000, AND 2001 WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS WERE 40.52% FOR 1999,19.01% for 2000, and -4.23% for 2001.]





Average Annual Total Returns
(For the periods ended December 31, 2001)
Since Inception
1 Year        on 5/1/98
Equity Series                              -4.23%           10.16%
S&P 500 Index                              -11.88%           2.20%
Quarterly Returns
Highest:                                   21.91% in 2nd quarter 1999
Lowest:                                    -15.29% in 3rd quarter 2001





     Fees  and  Expenses  of  the  Series
     This table describes the fees and expenses you may pay if you invest in shares of the Series.
          Equity  Series




Shareholder fees (paid directly from your investment)             None1
Annual fund operating expenses (expenses that are deducted
from assets of the Series)
Management fee                                                    1.00%
Distribution and service (Rule 12b-1) fees                         None
Other expenses                                                   2.97%2
Total annual fund operating expenses                              3.97%
Less fee waivers and expense reimbursements                    (2.92)%3
Net expenses                                                      1.05%



1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2Other expenses are based on estimated amounts for the current fiscal year.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.05% of the Series' average daily net assets. This contractual waiver will remain in effect until at least October 31, 2003 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

     The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
     Although your actual costs may be higher or lower, under these assumptions your costs would be:
After  1  Year        After  3  Years
$107*                $941*
     *Based on contractual limitation/reimbursement of expenses for year 1 only. The Series was not active as of the date of this prospectus; therefore, the
"Annual Fund Operating Expenses" presented are based on estimated amounts for the current fiscal year. In addition, the Fund has not calculated these expenses beyond the three year period shown.

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More  About  the  Series'  Investments
 More  Information  about  Investment  Strategies
     Equity securities - The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks.
     Foreign securities - The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.
 More  Information  About  Risks
     Foreign securities risk - Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.
     Emerging market risk - The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. As a result, there will tend to be an increased risk of price volatility associated with the Series' investment in emerging market countries.
Defensive  Investing
     The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Strategy  and  Goal

     The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in equity securities. The Series will notify its shareholders at least sixty days prior to any change in its investment policy.

     The Series' board of directors may change its investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of shareholders. The Series might not succeed in achieving its goal.

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Management
The  Advisor
     The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $6.5 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.
     A team made up of investment professionals and analysts makes all of the Series' investment decisions.

Management  Fees
     In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series' average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.05% of the average daily net assets of the Series. This contractual waiver will remain in effect at least until October 31, 2003.
     The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent. The Distributor
     The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers. Shares are not subject to any distribution or shareholder servicing fees.
     The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

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How  to  Buy,  Exchange,  and  Redeem  Shares
How  to  Buy  Shares
     The minimum initial investment is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.
     By  Mail
     Opening  an  account
          Send a check payable to Exeter Fund, Inc. with the completed original account application.
The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454
          To request an account application, call the Fund at 1-800-466-3863. Adding to an account
          Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.
     By  Wire
     Opening  or  adding  to  an  account
          After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.
     By  Telephone
     Adding  to  an  Account
          You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your Exeter Fund account two business days after your call.
Automatic  Investment  Plan
     You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

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How  to  Exchange  Shares
     You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.
     By  Mail
          Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
          Provide the name of the current Series, the Series to exchange into, and dollar amount to be exchanged.
          Provide  both  account  numbers.
     By  Telephone
          Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
          Provide the name of the current Series, the Series to exchange into, and dollar amount to be exchanged.
          Provide  both  account  numbers.
          We may ask for identification, and all telephone transactions are recorded.
How  to  Redeem  Shares
     The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase).
     By  Mail
          Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
          State the name of the Series and the number of shares or dollar amount to be sold.
          Provide  the  account  number.
          Signature  guarantees  may  be  required.
          Additional documentation may be required (call the Fund for details). By Telephone
          Unless you have declined telephone privileges, call us at 1-800-466-3863.
          Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.
          Provide  your  account  number.
          We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
          Amounts over $100,000 may only be sent to a pre-designated bank account.

[PAGE]

Investment  and  Account  Information
More  about  Purchases,  Exchanges,  and  Redemptions
     All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of trading of the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of trading is typically 4:00 p.m. Eastern time, although it may be earlier. Orders received in good order after the close of trading will be executed at the next business day's price. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment. The Fund does not accept cash or third party checks.
     The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.
     The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Telephone  Transactions
     When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
     If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
     Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.
     The Fund may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Signature  Guarantees
     A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.
     You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a signature guarantee from a notary public.

[PAGE]

Valuation  of  Shares
     The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.
     The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Advisor deems them to be unreliable, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series may value its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.
     The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series does not price its shares. As a result, the net value of the Series may change at a time when shareholders are not able to purchase or redeem shares.

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Dividends,  Distributions,  and  Taxes
Dividends  and  Distributions
     The  Series  generally:
          Pays  dividends  once  a  year,  in  December.
          Makes capital gains distributions, if any, once a year, typically in December.
     The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.
     Capital gain distributions and dividends are reinvested in additional shares. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.
Taxes
     Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold.

Transaction                               Federal  Tax  Status
Redemption  or  exchange of shares        Usually taxable as capital gain
                                          or  loss;  long-term  only  if
                                          shares  owned  more  than  one year
Long-term  capital gain distributions     Taxable as long-term capital gain
Short-term capital gain distributions     Taxable as ordinary income
Dividends                                 Taxable  as  ordinary  income

     If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.
     After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.
     If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 30% of your distributions, dividends and redemption proceeds.
     Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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Exeter  Fund,  Inc.
Equity  Series
Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)
     Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.
How  to  Obtain  These  Reports  and  Additional  Information
          You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

     If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

     Investment  Company  Act  File  No.  811-04087

PAGE  16

[PAGE]

Prospectus
July  1,  2002
Exeter  Fund,  Inc.
Overseas  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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Contents



Page
Goals, Strategies, and Risks                  4
More About the Series' Investments            6
Management                                    7
How to Buy, Exchange, and Redeem Shares       8
Investment and Account Information           10
Dividends, Distributions, and Taxes          12

[PAGE]

Goals,  Strategies,  and  Risks

Investment  Goal

     Provide  long-term  growth.

Principal  Investment  Strategies

     The Series invests primarily in common stocks of companies from around the world. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country at the time of purchase is the higher of 10% or double the country's weighting in the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index. Total holdings in emerging market countries are limited to 25% of the portfolio measured at the time of purchase. The Series may invest in small, large, or mid-size companies.
     The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
          Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).
          Improving  market  share  in  consolidating  industries.
          Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series

     As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
     In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
          The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
          Because the Series' investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
          Investments in emerging market countries may be more volatile than investments in more developed markets.
     The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
            The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
             The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
             Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
     The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[PAGE]

Summary  of  Past  Performance

     The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Free ex U.S. Index, a free float adjusted market capitalization weighted measure of the total return of 1,812 companies listed on the stock exchanges of 48 countries. All performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the "Collective") which was managed by the Advisor and reorganized into the Series on July 1, 2002. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees. Historical after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR SHARES OF THE OVERSEAS SERIES FOR 1999, 2000, AND 2001 WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS WERE 32.83% FOR 1999,10.24% for 2000, and -3.64% for 2001.]





Average Annual Total Returns
(For the periods ended December 31, 2001)
Since Inception
1 Year        on 9/23/98
Overseas Series            -3.64%        12.78%
MSCI All Country World
       Free ex U.S. Index -19.50%        2.96%
Quarterly Returns
Highest:                    12.85% in 2nd quarter 1999
Lowest:                     -12.32% in 3rd quarter 2001




Fees  and  Expenses  of  the  Series
     This table describes the fees and expenses you may pay if you invest in shares of the Series.

          Overseas  Series



Shareholder fees (paid directly from your investment)      None1
Annual fund operating expenses (expenses that are
deducted from assets of the Series)
Management fee                                             1.00%
Distribution and service (Rule 12b-1) fees                  None
Other expenses                                            2.97%2
Total annual fund operating expenses                       3.97%
Less fee waivers and expense reimbursements             (2.92)%3
Net expenses                                               1.05%




1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2Other expenses are based on estimated amounts for the current fiscal year.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.05% of the Series' average daily net assets. This contractual waiver will remain in effect until at least October 31, 2003 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

     The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
     Although your actual costs may be higher or lower, under these assumptions your costs would be:


After  1  Year      After  3  Years
$107*             $941*

     *Based on contractual limitation/reimbursement of expenses for year 1 only. The Series was not active as of the date of this prospectus; therefore, the
"Annual Fund Operating Expenses" presented are based on estimated amounts for the current fiscal year. In addition, the Fund has not calculated these expenses beyond the three year period shown.

[PAGE]

More  About  the  Series'  Investments

 More  Information  about  Investment  Strategies

     Equity Securities The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants,  rights,  convertible  debt  securities,  and  equity  participations.
     Foreign Securities The Series invests principally in the common stocks of foreign companies, ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.
     Currency hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

 More  Information  about  Risks

     Foreign securities risk Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.
     Emerging market risk The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. As a result, there will tend to be an increased risk of price volatility associated with the Series' investment in emerging market countries.
     Risks related to currency hedging The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also , there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive  Investing

     The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Strategy  and  Goal

     The investment strategy of the Series is to invest, under normal circumstances, at least 80% of its assets in securities of issuers from countries outside the United States. The Series will notifiy its shareholders at least sixty days prior to any change in its investment policy.
     The Series' board of directors may change its investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Series might not succeed in achieving its goal.

[PAGE]

Management
The  Advisor
     The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $6.5 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.
     A team made up of investment professionals and analysts makes all of the Series' investment decisions.

Management  Fees
     In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series' average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.05% of the average daily net assets of the Series. This contractual waiver will remain in effect at least until October 31, 2003.
     The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

The  Distributor
     The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers. Shares of the Series are not subject to any distribution or shareholder servicing fees.
     The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

[PAGE]

How  to  Buy,  Exchange,  and  Redeem  Shares
How  to  Buy  Shares
     The minimum initial investment is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.
     By  Mail
     Opening  an  account
          Send a check payable to Exeter Fund, Inc. with the completed original account application.
The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454
          To request an account application, call the Fund at 1-800-466-3863. Adding to an account
          Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.
     By  Wire
     Opening  or  adding  to  an  account
          After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.
     By  Telephone
     Adding  to  an  Account
          You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
     You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

[PAGE]

How  to  Exchange  Shares
     You may exchange shares of a Series for the same class of shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.
     By  Mail
          Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
          Provide the name of the current Series, the Series to exchange into, and dollar amount to be exchanged.
          Provide  both  account  numbers.
     By  Telephone
          Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
          Provide the name of the current Series, the Series to exchange into, and dollar amount to be exchanged.
          Provide  both  account  numbers.
          We may ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares
     The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase).
     By  Mail
          Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
          State the name of the Series and the number of shares or dollar amount to be sold.
          Provide  the  account  number.
          Signature  guarantees  may  be  required.
          Additional documentation may be required (call the Fund for details). By Telephone
          Unless you have declined telephone privileges, call us at 1-800-466-3863.
          Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.
          Provide  your  account  number.
          We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
          Amounts over $100,000 may only be sent to a pre-designated bank account.

[PAGE]

Investment  and  Account  Information
More  about  Purchases,  Exchanges,  and  Redemptions
     All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of trading of the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of trading is typically 4:00 p.m. Eastern time, although it may be earlier. Orders received in good order after the close of trading will be executed at the next business day's price. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment. The Fund does not accept cash or third party checks.
     The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.
     The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Telephone  Transactions
     When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances
     If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions
     Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.
     The Fund may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Signature  Guarantees
     A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.
     You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a signature guarantee from a notary public.

[PAGE]

Valuation  of  Shares
     The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.
     The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Advisor deems them to be unreliable, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series may value its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.
     The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series does not price its shares. As a result, the net asset value of the Series may change at a time when shareholders are not able to purchase or redeem shares.

[PAGE]

Dividends,  Distributions,  and  Taxes
Dividends  and  Distributions
     The  Series  generally:
          Pays  dividends  once  a  year,  in  December.
          Makes capital gains distributions, if any, once a year, typically in December.
     The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.
     Capital gain distributions and dividends are reinvested in additional shares. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
     Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold.




Transaction                                     Federal Tax Status
Redemption or exchange of shares                Usually taxable as capital gain
                                                or loss; long-term only if
                                                shares owned more than one year
Long-term capital gain distributions            Taxable as long-term capital
                                                gain
Short-term capital gain distributions           Taxable as ordinary income
Dividends                                       Taxable as ordinary income



     If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.
     After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.
     If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 30% of your distributions, dividends and redemption proceeds.
     Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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[PAGE]

Exeter  Fund,  Inc.
Overseas  Series
Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)
     Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.
How  to  Obtain  These  Reports  and  Additional  Information
          You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

     If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

     Investment  Company  Act  File  No.  811-04087

PAGE  16

[PAGE]

EXETER  FUND,  INC.

             STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2002



This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Prospectus dated July 1, 2002 for each of the following series of Exeter Fund, Inc. (the "Fund"): Equity Series and
 Overseas Series each a "series"), copies of which may be obtained from Exeter Asset Management, 1100 Chase Square, Rochester, NY 14604.




     TABLE  OF  CONTENTS

                    Page
                    ----




Investment Goals . . . . . . . . . . . . . . . . . .  B-2
Investment Policies and Risks. . . . . . . . . . . .  B-2
Investment Restrictions. . . . . . . . . . . . . . .  B-19
Portfolio Turnover . . . . . . . . . . . . . . . . .  B-21
The Fund . . . . . . . . . . . . . . . . . . . . . .  B-22
Management . . . . . . . . . . . . . . . . . . . . .  B-22
The Advisor. . . . . . . . . . . . . . . . . . . . .  B-26
Distribution of Fund Shares. . . . . . . . . . . . .  B-28
Custodian, Independent Accountants and Counsel . . .  B-28
Purchases and Redemptions. . . . . . . . . . . . . .  B-28
Portfolio Transactions and Brokerage . . . . . . . .  B-28
Net Asset Value. . . . . . . . . . . . . . . . . . .  B-29
Federal Tax Treatment of Dividends and Distributions  B-30
Performance InformationB-32
Financial StatementsB-33
Appendix - Description of Bond Ratings . . . . . . .  B-34

INVESTMENT  GOALS

Each of the series' investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies. Each series' investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in the investment goal of either series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the series remains an appropriate investment in light of their then current financial position and needs. The investment strategy of the Equity Series is to invest, under normal circumstances, at least 80% of its assets in equity securities. The investment strategy of the Overseas Series is to invest, under normal circumstances, at least 80% of its assets in securities of issuers from outside the United States. Each series will notify its shareholders at least sixty (60) days prior to any change in their respective investment policies. The Equity Series and Overseas Series are non-diversified mutual funds.

INVESTMENT  POLICIES  AND  RISKS

EQUITY  INVESTMENTS

Common  Stocks.  Each  series  may  purchase  common  stocks.  Common stocks are
--------------
shares  of  a  corporation or other entity that entitle the holder to a pro rata
-----
share  of  the  profits  of the corporation, if any, without preference over any
--
other  shareholder  or  class of shareholders, including holders of the entity's
--
preferred  stock  and other senior equity.  Common stock usually carries with it
--
the  right  to  vote  and  frequently  an  exclusive  right  to  do  so.

Depository  Receipts.  Depository  Receipts  represent  an ownership interest in
--------------------
securities of foreign companies (an "underlying issuer") that are deposited with
---
a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts ("ADRs"), are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Generally,Depository Receipts in registered form are designed for use in the U.S.securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States.

Depository Receipts may be "sponsored" or "unsponsored." Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Preferred Stocks.  Each series may invest in preferred stocks.  Preferred stocks
----------------
may pay a dividend at a fixed rate, and may entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.

Convertible  Securities.  Each  series  may  invest  in  securities  that  are
-----------------------
convertible  at either a stated price or a stated rate into underlying shares of
---------
common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The principal factor in selecting convertible bonds is the potential to benefit from movement in the stock price. There is no minimum rating standard for the debt aspects of such securities. Convertible bonds purchased by a series may be subject to the risk of being called by the issuer.

Warrants.  Each  series  may  purchase  warrants.  Warrants acquired by a series
--------
entitle  it  to  buy common stock from the issuer at a specified price and time.
---
Warrants  may  be  considered  more  speculative  than  certain  other  types of
--
investments  because  they (1) do not carry rights to dividends or voting rights
--
with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Fund may or may not be listed on a national securities exchange. As a fundamental investment policy, none of the series may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

REITs.  Each  series  may  invest  in  shares  of  real estate investment trusts
-----
("REITs"),  which  are  pooled investment vehicles that invest in real estate or
-----
real  estate  loans  or interests.  Investing in REITs involves risks similar to
--
those  associated  with  investing  in equity securities of small capitalization
--
companies.  REITs are dependent upon management skills, are not diversified, and
--
are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Trust  Certificates,  Partnership  Interests  and  Equity  Participations.  Each
-------------------------------------------------------------------------
series  may  invest  in  equity  securities  that are interests in non-corporate
-----
entities.  These  securities,  which  include  trust  certificates,  partnership
-----
interests  and  equity  participations,  have  different  liability  and  tax
-----
characteristics  than  equity  securities  issued by a corporation, and thus may
-----
present additional risks to the series.  However, the investment characteristics
---
of these securities are similar to those of traditional corporate equity securities.

FIXED  INCOME  INVESTMENTS

Corporate  Debt  Obligations.  Each  series  may  invest  in  corporate  debt
----------------------------
obligations  issued  by financial institutions and corporations.  Corporate debt
----------
obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S.  Government  Securities.  Each  series  may  invest  in debt obligations of
----------------------------
varying  maturities issued or guaranteed by the U.S. Government, its agencies or
-----
instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of
Columbia  Armory  Board  and  the  Student  Loan  Marketing  Association.

Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A series will invest in securities of such instrumentality only when the Fund's investment advisor, Exeter Asset Management (the "Advisor"), is satisfied that the credit risk with respect to any instrumentality is minimal.

Mortgage-Backed  Securities.  Each  series  may  invest  in  mortgage-backed
---------------------------
securities  which  represent  an  interest  in  a pool of mortgage loans.  These
---------
securities  are  issued  or  guaranteed  by  U.S.  Government  agencies  or
-----
instrumentalities such as the Government National Mortgage Association ("GNMA"),
-----
Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each series may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Asset-Backed  Securities.  Each  series  may  invest in asset-backed securities.
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These  securities, issued by trusts and special purpose corporations, are backed
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by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Below  Investment  Grade  Debt  Securities.  Each series may invest in corporate
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debt  securities rated below investment grade.  High risk, high yield securities
---
rated below BBB or lower by S&P or Baa or lower by Moody's are "below investment grade" and are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each series will also seek to minimize risk by diversifying its holdings.

Yankee  Bonds.  Each  series may invest in U.S. dollar-denominated bonds sold in
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the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations  of  Supranational  Agencies.  Currently,  a  Series  may  purchase
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securities  issued  or  guaranteed  by supranational agencies including, but not
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limited  to,  the following:  Asian Development Bank, Inter-American Development
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Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union, and the European Investment Bank. For concentration purposes, supranational entities are considered an industry. Investment in these entities is subject to a series' other restrictions on investments in foreign securities, described below.

Zero-Coupon  Bonds.  Some of the securities in which a series invest may include
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so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a series may have to sell investments to obtain cash needed to make income distributions. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments.  Certain of the obligations purchased by
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a series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term  Investments.  For  temporary  defensive purposes during periods when
-----------------------
the  Advisor  determines  that market conditions warrant, each series may depart
--
from  its  investment  goals and invest up to 100% of its assets in all types of
--
money  market  instruments  (including  securities  guaranteed  by  the  U.S.
--
Government,  its  agencies  or  instrumentalities, certificates of deposit, time
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deposits  and  bankers'  acceptances  issued  by  banks  or  savings  and  loan
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institutions  deemed  creditworthy by the Advisor, commercial paper rated A-1 by
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S&P or Prime-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix.

Risks  of  Fixed  Income Securities.  Investments in fixed income securities may
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subject  a  series  to  risks,  including  the  following:
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Interest  Rate  Risk.  When  interest  rates  decline, the market value of fixed
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income  securities tends to increase.  Conversely, when interest rates increase,
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the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk.  Investments in fixed income securities are subject to
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the risk that the issuer of the security could default on its obligations, causing a series to sustain losses on such investments. A default could impact both interest and principal payments.

Call  Risk  and  Extension Risk.  Fixed income securities may be subject to both
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call risk and extension risk.  Call risk exists when the issuer may exercise its
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right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a series will suffer from the inability to invest in higher yield securities.

HEDGING  (DERIVATIVE  TRANSACTIONS)

All of a series' policies regarding options discussed below are fundamental, and may only be changed by a shareholder vote.

In General.  Each series has reserved the right, subject to authorization by the
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Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the series' portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options  on  Securities.  As  a  means  of  protecting its assets against market
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declines,  and  in  an  attempt to earn additional income, each series may write
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covered  call  option  contracts on its securities and may purchase call options
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for  the  purpose  of  terminating  its  outstanding obligations with respect to
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securities  upon  which  covered  call  option  contracts  have  been  written.
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When a series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearinghouse for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a series generally will not write so-called "deep-in-the-money" options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option written by a series expires unexercised, the series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option written by a series is exercised, the series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a series, but only to terminate (entirely or in part) a series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a series has received a notice that the option is to be exercised.

The cost to a series of such a closing transaction may be greater than the net premium received by a series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A series may also write secured put options and enter into closing purchase transactions with respect to such options. A series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will earmark or segregate cash or liquid assets equal to the amount of the series assets that could be required to consummate the put options. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the series.

A series may write secured put options when the Advisor wishes to purchase the underlying security for a series' portfolio at a price lower than the current market price of the security. In such event a series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where the writer obtains greater current income at the risk of foregoing potential future gains, the purchaser of a put option is in effect foregoing current income in return for reducing the risk of potential future losses.

A series may purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a series, will be reduced by the amount of premium paid for the put option. At the same time, a series will continue to own the security, and, should the security decline in value below the exercise price of the put option, a series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that series at the exercise price. In this case, a series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risk  Factors  and  Certain  Other  Factors  Relating  to Options.  Positions in
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options  on securities may be closed only by a closing transaction, which may be
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made only on an exchange which provides a liquid secondary market for such options. Although a series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same security, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a series may not be able to close an option position, which will prevent that series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a series would be unable to use the cash or liquidate assets held as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities;
(iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular classes or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a series and certain other accounts managed by the Advisor, may constitute such a group. If so, the options positions of the series may be aggregated with those of other clients of the Advisor.

If a series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option a series writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". A series will also treat as illiquid any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating the general issue of whether or not the OTC options should be considered to be liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

A series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions, which a series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by a series.

Stock  Index  Futures  Contracts  and  Options on Stock Index Futures Contracts.
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Each  series  may  enter  into  stock index futures contracts to provide:  (i) a
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hedge for a portion of the series' portfolio; (ii) a cash management tool; (iii)
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as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge a series' portfolio, a series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the series' portfolio. A series will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will earmark or segregate liquid assets in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by a series upon the purchase or sale of a stock index futures contract. Upon entering into a Futures Contract, a series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and a series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and a series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, a series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. A series may purchase or sell stock index futures contracts with respect to any stock index, but the Advisor anticipates that it will sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the series' portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical underlying with the same delivery date. If the offsetting purchase price is less than the original sale price, the series realize a gain; if it is more, the series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the series realize a gain; if it is less, the series realize a loss. The series must also be able to enter into an offsetting transaction with respect to a particular stock index futures contract at a particular time. If the series are not able to enter into offsetting transactions, a series will continue to be required to maintain the margin deposits on the stock index futures contract.

A series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. A series may close their positions by taking opposite positions which would operate to terminate a series' position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the series, and a series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a series intend to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist at any particular time. Accordingly, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, a series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by a series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the series' portfolio securities sought to be hedged.

Successful use of stock index futures contracts by a series for hedging purposes also depends on the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a series have sold futures to hedge their portfolios against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in a series' portfolio might decline. If this were to occur, a series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the series' portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the series would lose part or all of the benefit of increased value of those stocks that they had hedged, because they would have offsetting losses in their futures positions. In addition, in such situations, if a series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, a series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the Futures Contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

Each series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures  on  Securities.  A  futures  contract  on  a  security  is  a  binding
-----------------------
contractual  commitment which, if held to maturity, will result in an obligation
----------
to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on individual corporate securities and municipal securities but instead are traded on exempt securities, such as government securities and broad-based indexes of securities. Accordingly, these futures contracts will primarily consist of futures based on government securities (i.e., Treasury Bonds). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the series' futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign  Currency  Transactions.  In order to protect against a possible loss on
-------------------------------
investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each series is authorized to enter into forward foreign currency exchange contracts. In addition, each series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward  Foreign Currency Exchange Contracts.  Forward foreign currency exchange
--------------------------------------------
contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a series to establish a rate of exchange for a future point in time. A series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Each series will earmark or segregate cash or liquid securities equal to the amount of that series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will earmarked or segregated daily so that the value of the account will equal the amount of such commitments by such series.

Currency  Futures  Contracts  and  Options on Futures Contracts.  Each series is
---------------------------------------------------------------
authorized  to purchase and sell currency futures contracts and options thereon.
---
Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the series or adversely affect the prices of securities which the series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. The series will not enter into a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will exceed 5% of the liquidation value of the series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the series' portfolio. The series will comply with guidelines established by the SEC with respect to covering of obligations under future contracts and will earmark or segregate cash and/or liquid securities in the amount prescribed.

Although a series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a series realizes a gain; if it is more, a series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a series realizes a gain; if it is less, a series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a series is not able to enter into an offsetting transaction, a series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options is dependent on the existence of a liquid secondary market. It is not certain that a liquid market will exist for any particular futures contracts. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by the series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or by earmarking or segregating cash or liquid securities in an amount sufficient to fulfill the obligations undertaken by the futures contract. A put option sold by the series is covered when, among other things, cash or liquid assets are earmarked or placed in a segregated account to fulfill the obligations undertaken.

Foreign  Currency  Options.  Each series is authorized to purchase and write put
--------------------------
and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. A series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a higher return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors that influence foreign exchange rates and investments generally.

Risks  Associated  with Hedging Strategies.  There are risks associated with the
------------------------------------------
hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a series less liquid and harder to value, especially in declining markets.


OTHER  INVESTMENT  POLICIES

Foreign  Securities.   The  Overseas  Series  will,  under  normal
-------------------
circumstances,  invest  at least 80% of its assets in securities of issuers from
-----------
countries outside the United States. In addition, it may also invest in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Equity Series may invest up to 25% of its assets in foreign securities which are not publicly traded in the United States. Each series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.



The Equity Series may invest in foreign securities when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the series. Each series will invest no more than 25% of its assets in securities issued by any one foreign government.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The special risks associated with investing in just one country include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations, and country-specific social or political factors. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

A series' investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Currency  Risks.  The  U.S.  dollar value of securities denominated in a foreign
---------------
currency  will  vary  with  changes  in  currency  exchange  rates, which can be
--
volatile.  Accordingly,  changes in the value of the currency in which a series'
--
investments are denominated relative to the U.S. dollar will affect the series' net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a series' securities are quoted would reduce the series' net asset value per share.

Repurchase  Agreements.  Each  series  may enter into repurchase agreements with
----------------------
respect to portfolio securities.  Under the terms of a repurchase agreement, the
---
series purchases securities ("collateral") from various financial institutions such as a bank or broker-dealer (a "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the series' custodian either directly or through a securities depository. Default by the seller would, however, expose the series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the series under the Investment Company Act of 1940 ("1940 Act").

Securities  Lending.  Each  series  may  seek  to increase its income by lending
-------------------
portfolio  securities.  Such  loans  will  usually  be made to member firms (and
----
subsidiaries  thereof) of the New York Stock Exchange and to member banks of the
----
Federal Reserve System, and would be required to be secured continuously by collateral in liquid securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the series.

Short Sales.  Each series may, within limits, engage in short sales "against the
-----------
box". A short sale is the sale of borrowed securities; a short sale against the box means that a series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. The Fund has no current intention to engage in short sales against the box.

Forward  Commitments or Purchases on a When-Issued Basis.  Each series may enter
--------------------------------------------------------
into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment  in  Restricted  Securities.  Each  series  may invest in "restricted
--------------------------------------
securities"  subject  to  the  10%  net  asset  limitation  regarding  illiquid
----
securities.  Restricted  securities are securities which were originally sold in
----
private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers." The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Board of Directors.

Diversification.  The  Equity  Series  and   Overseas  Series  are
---------------
non-diversified,  as defined in the 1940 Act, which means that a relatively high
------
percentage of assets of each series may be invested in the obligations of a limited number of issuers. The value of shares of the series may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Equity Series and the
 Overseas Series intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the series be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

INVESTMENT  RESTRICTIONS

Each series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

None  of  the  series  may:

1. Borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the series' total assets, and the series will not make additional investments while borrowings greater than 5% of its total assets are outstanding;

2. Invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities);

3. Invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days;

4. Make loans, except that each may invest in debt securities and repurchase agreements and may engage in securities lending;

5. Purchase securities on margin (but a series may obtain such short-term credits as may be necessary for the clearance of transactions);

6. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of a series' net assets (taken at a current value) are held as collateral for such sales at any one time;

7. Issue senior securities or pledge its assets, except that each series may invest in futures contracts and related options;

8. Buy or sell commodities or commodity contracts, provided that a series may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts, nor may a series buy or sell real estate or interests in real estate, although a series may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

9. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

10.   Make  investments  for  the  purpose  of exercising control or management;

11. Participate on a joint or joint and several basis in any trading account in securities;

12. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

13. Purchase foreign securities if as a result of the purchase of such securities more than 25% of a series' assets (100% in the case of the
 Overseas Series ) would be invested in foreign securities, provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market;

14. Invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

In  addition  to  the  foregoing:

15. A series may not invest assets in securities of any other open-end investment company, except (1) by purchase in the open market involving only customary brokers' commissions, (2) in connection with mergers, acquisitions of assets, or consolidation, or (3) as otherwise permitted by law, including the 1940 Act.

16. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a series. A series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

17. The Fund's investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the series; (2) a series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a series will not exceed 5% of the total assets of the series; (4) the security underlying the put or call is within the investment policies of each series and the option is issued by the Options Clearing Corporations; and
(5) the series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

18. The series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

PORTFOLIO  TURNOVER

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each series expects that its long-term average turnover rate will be less than 100%;
however, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence. Higher portfolio turnover (e.g., over 100%) necessarily will cause the series to pay correspondingly increased brokerage and trading costs. In addition to the transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under Federal Tax Treatment of Dividends and Distributions, to the extent net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

THE  FUND

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. Prior to February 1998, the Fund was named Manning & Napier Fund, Inc. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

Each share of a series represents an identical interest in the investment portfolio of that series and has the same rights.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund's shareholders will vote in the aggregate and not by series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a series. Income, direct liabilities and direct operating expenses of a series will be allocated directly to the series, and general liabilities and expenses of the Fund will be allocated among the series in proportion to the total net assets of the series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

MANAGEMENT

The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

The directors of the Fund are:

NAME,                   POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUIMBER OF       OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
AND AGE                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------
William Manning        President      Term of Office:  President,            20**         KSDS, Inc.
1100 Chase Square                     N/A              Director and
Rochester,  NY  14604                                  Co-founder:                        Kent
Age: 65                               Length of        Manning & Napier                   Displays
                                      Time Served:     Advisors, Inc.                     Inc.
                                      Since 1985
                                                       Holds one or more                  Manning
                                                       of the following                   Leasing
                                                       titles for                         d/b/a
                                                       various                            Williams
                                                       subsidiaries                       International
                                                       and affiliates:                    Air
                                                       President,
                                                       Founder, CEO                       Manning
                                                       Treasurer or                       Ventures
                                                       Member                             Inc.

                                                                                          Mount
                                                                                          Union
                                                                                          College

                                                                                          NCADD

                                                                                          Symantic
                                                                                          Corp.


B. Reuben Auspitz      Vice           Term of Office:  Executive Vice        20**         Exeter Trust
1100 Chase Square      President,     N/A              President &                        Company
Rochester,  NY  14604   & Director*,                   Director,
Age: 54                Audit          Length of        Manning & Napier
                       Committee      Time Served:     Advisors, Inc.
                       Member         Since 1984
                                                       President and
                                                       Director,
                                                       Manning & Napier
                                                       Investor
                                                       Services, Inc.

                                                       Holds one or more
                                                       of the following
                                                       titles for
                                                       various
                                                       subsidiaries
                                                       and affiliates:
                                                       Director,
                                                       Chairman,
                                                       Treasurer or
                                                       Member


Martin Birmingham      Director       Term of Office:  Advisory Trustee,     20**         N/A
1100 Chase Square                     N/A              The Freedom Forum
Rochester,  NY  14604                                  (nonpartisan,
Age: 80                               Length of        international
                                      Time Served:     foundation)
                                      Since 1994


Harris H. Rusitsky     Director,      Term of Office:  President, The        20**         N/A
1100 Chase Square      Audit          N/A              Greening Group
Rochester,  NY  14604  Committee                       (business
Age: 66                Member         Length of        consultants)
                                      Time Served:
                                      Since 1985


Peter L. Faber         Director       Term of Office:  Partner,              20**         New York
1100 Chase Square                     N/A              McDermott, Will                    City
Rochester,  NY  14604                                  & Emery                            Partnership
Age: 63                               Length of        (law firm)                         and Chamber
                                      Time Served:                                        of Commerce
                                      Since 1987                                          Inc.


Stephen B. Ashley      Director,      Term of Office:  Chairman,             20**         Genesee Corp
1100 Chase Square      Audit          N/A              Director,
Rochester,  NY  14604  Committee                       President and                      The Ashley
Age: 61                Member         Length of        Chief Executive                    Group
                                      Time Served:     Officer, The
                                      Since 1996       Ashley Group                       Fannie Mae
                                                       (property
                                                       management and
                                                       investment)


Christine Glavin       Chief          Term of Office:  Fund                  20**         N/A
1100 Chase Square      Financial &    N/A              Accounting Manager,
Rochester,  NY  14604  Accounting                      Manning & Napier
Age: 35                Officer,       Length of        Advisors, Inc.
                       Treasurer      Time Served:
                                      Since 2001       Chief
                                                       Financial &
                                                       Accounting
                                                       Officer,
                                                       Treasurer


Jodi L. Hedberg        Corporate      Term of Office:  Compliance            20**         N/A
1100 Chase Square      Secretary      N/A              Manager,
Rochester,  NY  14604                                  Manning & Napier
Age: 34                               Length of        Advisors, Inc.
                                      Time Served:     & Affiliates
                                      Since 1997
                                                       Corporate
                                                       Secretary

*Interested Director, within the meaning of the 1940 Act by reason of position with the investment advisor and the Fund's distributor. Mr. Auspitz serves as Executive Vice President & Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc, the Fund's distributor.
**Includes  portfolios  of  Exeter  Insurance  Fund,  Inc.

EQUITY  OWNERSHIP  OF  DIRECTORS  AS  OF  12/31/01




NAME OF DIRECTOR    DOLLAR RANGE OF EQUITY   AGGREGATE DOLLAR REANGE OF EQUITY SECURITIES
                    SECURITIES IN THE FUND  IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                             BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
                                            -----------------------------------------------
Martin Birmingham   None                    Over $100,000
Harris H. Rusitsky  None                    Over $100,000
Peter L. Faber      None                    Over $100,000
Stephen B. Ashley   None                    Over $100,000
B. Reuben Auspitz   None                    None


None of the non-Interested Directors have any beneficial ownership interest in the Fund's Advisor, Manning & Napier Advisors, Inc. dba Exeter Asset Management, or its Distributor, Manning & Napier Investor Services, Inc.

The only Committee of the Fund is an Audit Committee whose members are B. Reuben Auspitz, Harris H. Rusitzky and Stephen B. Ashley. The Audit Committee meets on an annual basis. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations.

Directors affiliated with the Advisor do not receive fees from the Fund. Each Director who is not affiliated with the Advisor shall receive an annual fee of $2,500. Annual fees will be calculated monthly and prorated. Each Director who is not affiliated with the Advisor shall receive $375 per Board Meeting attended for each active series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held. The Directors have not received any compensation for the Equity Series or Overseas Series as of the date of this Statement of Additional Information.

COMPENSATION  TABLE  FOR  FISCAL  YEAR  ENDED  OCTOBER  31,  2001




NAME                 POSTION      AGGREGATE    PENSION  ESTIMATED ANNUAL      TOTAL
                       WITH     COMPENSATION             BENEFITS UPON     COMPENSATION
                    REGISTRANT      FROM                   RETIREMENT     FROM FUND AND
                                    FUND                                   FUND COMPLEX
                                -------------                             --------------
B. Reuben Auspitz*  Director    $           0  N/A      N/A               $            0
Martin Birmingham   Director    $      25,000  N/A      N/A               $       32,000
Harris H. Rusitsky  Director    $      25,500  N/A      N/A               $       33,000
Peter L. Faber      Director    $      25,000  N/A      N/A               $       32,000
Stephen B. Ashley   Director    $      25,500  N/A      N/A               $       33,000





*Interested Director, within the meaning of the 1940 Act by reason of position with the investment advisor and the Fund's distributor.
**Includes compensation for service to Exeter Insurance Fund, Inc. as well as to Exeter Fund, Inc.

As a group, the directors and officers of the Fund own less than 1% of the Fund.

CODE  OF  ETHICS

The Board of Directors of the Fund, the Advisor, and the Fund's principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. This Code of Ethics applies to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

BENEFICIAL  OWNERS

As  of  the  date  of  this  Statement  of Additional Information, there were no
beneficial  owners  of  the  Equity  Series  or   Overseas  Series.

THE  ADVISOR

The Advisor, Exeter Asset Management, which is a division of Manning & Napier Advisors, Inc. ("MNA"), acts as the Fund's investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund will pay the Advisor for the services performed a fee at the annual rate of 1.00% of the Fund's daily net assets for the Equity Series and
 Overseas Series. As described below, the Advisor will be separately compensated for acting as transfer agent and accounting services agent for the series.

Under the Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the series' total operating expenses exclusive of 12b-1 fees do not exceed
 1.05%  for  the  Equity  Series and  Overseas Series .
This agreement will remain in effect until at least October 31, 2003 and may be extended. As of the date of this Statement of Additional Information, no advisory fees had been paid to the Advisor.

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest;
(iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the adviser made the decision or took the action which resulted in such claim the adviser acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

On April 30, 1993, the Advisor became the Fund's Transfer Agent. Under a Master Services Agreement effective March 26, 2001, the Fund pays the Advisor an annual fee of $25,000 per series plus an additional $37.50 per account for providing transfer agency services to the shares of Equity Series and Overseas
Series. In addition, the Fund pays an annual fee of $10 for certain types of retirement plans. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 under which BISYS will serve as sub-transfer agent. As of the date of this Statement of Additional Information, no fees had been paid for transfer agent services for
the  Equity  Series  or  the   Overseas  Series.

On April 14, 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 under which BISYS will serve as sub-accounting services agent. As of the date of this Statement of Additional Information, no fees had been paid for accounting services for the
Equity  Series  or  the   Overseas  Series.

DISTRIBUTION  OF  FUND  SHARES

Manning & Napier Investor Services, Inc. (the "Distributor"), an affiliate of the Fund's advisor, acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated May 11, 1999 (the "Distribution Agreement").

CUSTODIAN,  INDEPENDENT  ACCOUNTANTS,  AND  COUNSEL

The custodian for the Fund is Boston Safe Deposit and Trust Company, 135 Santilli Highway, Everett, MA 02149. The custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Boston Safe Deposit and Trust Company may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that Boston Safe Deposit and Trust Company shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the fund.

PricewaterhouseCoopers LLP, with offices at 160 Federal Street, Boston, MA 02110, serve as the independent accountants for all the series.

The Fund's counsel is Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

PURCHASES  AND  REDEMPTIONS

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (A) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or
(b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its authorized designee accepts the order, and orders placed with an authorized broker will be processed at the share price of the appropriate series next computed after they are accepted by the authorized broker or its designee.

PORTFOLIO  TRANSACTIONS  AND  BROKERAGE

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

BROKERAGE  COMMISSIONS  PAID  IN  LAST  THREE  FISCAL  YEARS

As of the date of this Statement of Additional Information, no brokerage commissions had been paid by the Equity Series or the Overseas Series.

REGULAR BROKER-DEALERS. The Fund's regular broker-dealers are (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of series shares. As of the date of this Statement of Additional Information, the Equity Series and the
 Overseas Series had not purchased securities issued by any of their regular broker-dealers.


NET  ASSET  VALUE

The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of the Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (generally 4:00 p.m., New York time), or, in the absence of recorded sales, at the closing bid prices on such exchanges or on such System. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars at the exchange rates quoted at the close of the New York markets. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

The foreign securities held by the series may be listed on foreign exchanges that trade on days when the NYSE is not open and the series do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

FEDERAL  TAX  TREATMENT  OF  DIVIDENDS  AND  DISTRIBUTIONS

The following is only a summary of certain tax considerations generally affecting a series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of each taxable year
(i) at least 50% of the market value of the series' total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the series' total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or of two or more issuers that the series controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the series may engage in certain hedging transactions and may limit the range of the series' investments. If a series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the series distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the series' current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends received deduction for corporate shareholders.

If a series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The series generally intend to make sufficient distributions to avoid imposition of this tax.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Any gain or loss recognized on a sale, exchange or redemption of shares of a series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains generally are currently taxed at a maximum rate of 20%, and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a series will be required to withhold and remit to the U.S. Treasury 30% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds.

A series' transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the series, defer losses to the series, cause adjustments in the holding periods of the series' assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the series' income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the series.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a series receives from a domestic corporation and are properly designated by that series. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund's series. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a series are urged to consult their tax advisors with specific reference to their own tax situation.

Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

PERFORMANCE  INFORMATION

     The Fund may from time to time quote various performance figures to illustrate a series' past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL  RETURN

From time to time each series may advertise total return for shares of a series. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the series) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the series).

All performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust and International Equity Collective Investment Trust (the "Collectives"), which were managed by the Advisor and reorganized into the Series on July 1, 2002. The Collectives were not open to the public generally, or registered under the 1940 Act or subject to certain restrictions that are imposed by the 1940 Act. If the Collectives had been registered under the 1940 Act, performance may have been adversely affected.

The average annual compounded rates of return (unless otherwise noted) for the Fund's Series for the periods ended October 31, 2001 are as follows:




NAME OF PORTFOLIO  INCEPTION  AGGREGATE    AVERAGE      ONE
                     DATE       TOTAL       ANNUAL     YEAR
                                RETURN      TOTAL      TOTAL
                                            RETURN    RETURN
                                            SINCE
                                          INCEPTION
Equity Series         5/1/98      28.70%       7.46%   -8.59%
Overseas Series      9/23/98      35.40%      10.24%   -6.62%





 These  figures were calculated according to the following formula:

               P(1  +T)n=ERV
               where:
               P     =     a  hypothetical  initial  payment  of  $1,000
               T     =     average  annual  total  return
               n     =     number  of  years
               ERV   =     ending  redeemable value of hypothetical
                             $1,000 payment made at the beginning of the l-, 5-, or 10-year periods at the end of the l-, 5-, or 10-year periods (or fractional portion thereof).


FINANCIAL  STATEMENTS

The Series were previously managed by the Advisor on behalf of Exeter Trust Company under the name of the Exeter Trust Company Group Trust for Employee Benefit Plans: All-Equity Collective Investment Trust and International Equity Collective Investment Trust (the "Collectives"). Effective July 1, 2002, these Collectives were reorganized into the Equity Series and Overseas Series, respectively. The financial statements of the Collectives for the year ended February 28, 2002 are attached as Exhibit A. These statements have been audited by PricewaterhouseCoopers LLP.

Exeter  Trust  Company
Group  Trust  for  Employee  Benefit  Plans
Annual  Report
April  30,  2002
All-Equity  Collective  Investment  Trust
International  Collective  Investment  Trust

Investment  Portfolio  -  April  30,  2002





                                                       ALL-EQUITY
                                               ----------------------------
                                                                   VALUE
                                               SHARES     COST    (NOTE A)
---------------------------------------------------------------------------
COMMON STOCKS                                                       92.22%
---------------------------------------------------------------------------
AOL Time Warner, Inc.                               550  $12,006  $ 10,461
Allegheny Energy, Inc.                              200    7,155     8,384
Altera Corp.                                        350    7,330     7,196
Ameren Corp.                                        200    8,460     8,352
American Express Co.                                225    7,459     9,227
Applera Corp. - Applied Biosystems Group          1,100   26,612    18,832
Baker Hughes, Inc.                                  250    8,239     9,420
The Bank of New York Co., Inc.                      175    5,922     6,403
BellSouth Corp.                                     350   13,950    10,623
Best Buy Co., Inc.                                   75    5,590     5,576
Bristol-Myers Squibb Co.                            875   32,896    25,200
CVS Corp.                                           125    4,136     4,185
Carnival Corp.                                      325    6,695    10,826
The Charles Schwab Corp.                            500    5,969     5,695
Cinergy Corp.                                       225    6,591     7,994
Cooper Cameron Corp.                                200    8,737    10,968
Eastman Kodak Co.                                   425   17,265    13,689
Emerson Electric Co.                                100    5,272     5,339
The Estee Lauder Companies, Inc. - Class A          250    8,384     9,038
Franklin Resources, Inc.                            175    6,261     7,333
H.J. Heinz Co.                                      200    7,871     8,398
IMS Health, Inc.                                    375    7,249     7,729
J.P. Morgan Chase & Co.                             425   14,709    14,918
Kansas City Southern Industries, Inc.               475    6,061     7,600
Kimberly-Clark Corp.                                325   18,451    21,164
Lexmark International, Inc.                         150    7,336     8,967
Lucent Technologies, Inc.                         5,725   27,804    26,335
MBNA Corp.                                          250    8,530     8,863
Mellon Financial Corp.                              350   10,860    13,216
Merck & Co., Inc.                                   150    8,705     8,151
Merrill Lynch & Co., Inc.                           150    6,746     6,291
Millipore Corp.                                     350   15,908    13,983
Morgan Stanley Dean Witter & Co.                    150    6,405     7,158
Nortel Networks Corp. (Canada)                      900    6,288     3,060
PPL Corp.                                           225    7,576     8,575
Parametric Technology Corp.                         825    5,293     3,333
Pharmacia Corp.                                     575   24,033    23,707
QUALCOMM, Inc.                                      450   16,354    13,572
SBC Communications, Inc.                            350   14,675    10,871
Schering-Plough Corp.                               850   28,008    23,205
Schlumberger Ltd.                                   350   16,220    19,162
Sigma-Aldrich Corp.                                 275   10,987    13,029



The  accompanying  notes  are  an  integral  part  of  the financial statements.




                                                          ALL-EQUITY
                                                 -----------------------------
                                                                      VALUE
                                                 SHARES      COST    (NOTE A)
------------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------------
Staples, Inc.                                         400  $  5,656  $  7,988
State Street Corp.                                    125     5,255     6,389
T. Rowe Price Group, Inc.                             200     6,098     7,014
Texas Instruments, Inc.                               550    14,534    17,011
Transocean Sedco Forex, Inc.                          225     6,765     7,987
Varco International, Inc.                             425     6,229     8,708
Verizon Communications, Inc.                          300    14,254    12,033
The Walt Disney Co.                                   450     8,590    10,431
Wisconsin Energy Corp.                                325     7,475     8,450
                                                           --------  ---------

TOTAL COMMON STOCKS                                         555,854   552,039
                                                           --------  ---------
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                                  7.78%
------------------------------------------------------------------------------

SSgA Funds - U.S. Treasury Money Market Fund       46,585    46,585    46,585
                                                           --------  ---------

                                                                      100.00%
TOTAL INVESTMENTS                                          $602,439  $598,624
                                                           ========  =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  All-Equity


April  30,  2002





ASSETS:
Investments, at value (identified cost $602,439) (Note A)                     $598,624
Dividends receivable                                                               596
Receivable from investment advisor (Note C)                                      1,316
                                                                              --------

TOTAL ASSETS                                                                   600,536
                                                                              --------

LIABILITIES:

Audit fees payable                                                               2,919
                                                                              --------

NET ASSETS (equivalent to $13.87 per unit based on 43,086 units outstanding)  $597,617
                                                                              ========





Statement  of  Operations  -  All-Equity


For  the  Year  Ended  April  30,  2002





INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $234)            $  44,430
                                                         ----------

EXPENSES:

Audit fees                                                   2,761
Less reduction of expenses (Note C)                         (1,316)
                                                         ----------

Total Expenses                                               1,445
                                                         ----------

NET INVESTMENT INCOME                                       42,985
                                                         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments                           183,794
Net change in unrealized depreciation on investments      (326,872)
                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS    (143,078)
                                                         ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $(100,093)
                                                         ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Changes  in  Net  Assets  -  All-Equity


For  the  Year  Ended  April  30,  2002





INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                 $    42,985
Net realized gain on investments                          183,794
Net change in unrealized depreciation on investments     (326,872)
                                                      ------------

Net decrease from operations                             (100,093)
                                                      ------------

UNITS ISSUED AND REDEEMED:

Proceeds from sales of units                            1,002,980
Cost of units redeemed                                 (4,415,788)
                                                      ------------

Net decrease from unit transactions                    (3,412,808)
                                                      ------------

Net decrease in net assets                             (3,512,901)

NET ASSETS:

Beginning of year                                       4,110,518
                                                      ------------

END OF YEAR                                           $   597,617
                                                      ============

OTHER INFORMATION:

Unit transactions:
Issued                                                     70,646
Redeemed                                                 (308,752)
                                                      ------------
Net decrease                                             (238,106)
                                                      ============





Financial  Highlights  -  All-Equity


For  the  Year  Ended  April  30,  2002





PER UNIT DATA (FOR A UNIT OUTSTANDING THROUGHOUT THE YEAR):
NET ASSET VALUE - BEGINNING OF YEAR                           $ 14.62
                                                              --------

Income from investment operations:
Net investment income 1                                          0.21
Net realized and unrealized loss on investments                 (0.96)
                                                              --------

Total from investment operations                                (0.75)
                                                              --------

NET ASSET VALUE - END OF YEAR                                 $ 13.87
                                                              ========

Total return 2                                                 (5.13%)

Ratios (to average net assets):
Expenses 3 (Note C)                                              0.05%
Net investment income                                            1.49%





1For presentation purposes, the net investment income per unit has been calculated based on average units outstanding during the period. 2Represents aggregate total return for the period indicated. The return would have been lower absent the voluntary waivers and reimbursements of expenses. 3Without the voluntary expense waivers and reimbursements, the expense ratio (to average net assets) would have been increased by 0.05%. The ratio includes only those expenses charged directly to the Trust and does not include those charged to participating accounts.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2002





                                                                             INTERNATIONAL
                                                                    ------------------------------
                                                                                          VALUE
                                                                    SHARES       COST    (NOTE A)
--------------------------------------------------------------------------------------------------
COMMON STOCKS                                                                              76.00%
--------------------------------------------------------------------------------------------------
Agrium, Inc. (Canada)                                                    1,000  $10,255  $  9,750
Akzo Nobel N.V. (Netherlands)                                              200    8,763     8,590
Alcatel S.A. - ADR (France)                                                125   10,195     1,576
Allied Domecq plc - ADR (United Kingdom)                                 2,750   13,437    17,623
Amdocs Ltd. (Guernsey)                                                     550   13,276    11,952
Antofagasta plc (United Kingdom)                                         1,700   11,772    14,245
Aracruz Celulose S.A. - ADR (Brazil)                                       675   10,839    14,681
Club Mediterranee S.A. (France)                                            300    9,594    12,120
Compagnie Generale de Geophysique S.A. (CGG) (France)                      200    8,550     7,922
Dassault Systemes S.A. - ADR (France)                                      100    3,687     4,500
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)            285    3,259     6,564
Grupo Mexico S.A. (Mexico)                                               5,050   12,467     9,543
Henkel KGaA (Germany)                                                      200   11,490    13,141
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)                          9,000    4,112     4,500
Imperial Chemical Industries plc (United Kingdom)                        1,309    5,437     6,076
International Power plc - ADR (United Kingdom)                             275    9,476     8,302
Jefferson Smurfit Group plc (Ireland)                                    2,600    6,247     6,228
Kimberly-Clark de Mexico, S.A. de C.V. - ADR (Mexico)                      675   10,004    10,800
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)                 225   10,574     6,977
Korea Electric Power Corp. (KEPCO) - ADR (Korea)                         1,025   10,267    10,968
Lonza Group AG (Switzerland)                                               100    6,424     7,218
Mandarin Oriental International Ltd. (Hong Kong)                         9,000    4,141     4,635
Merck KGaA (Germany)                                                       300   10,231     8,858
Nestle S.A. (Switzerland)                                                   75   15,957    17,758
News Corp. Ltd. - ADR (Australia)                                          700   18,594    15,512
Norddeutsche Affinerie AG (Germany)                                        850   10,100    10,628
Nortel Networks Corp. (Canada)                                           1,200    6,480     4,080
Novartis AG - ADR (Switzerland)                                            750   28,002    31,478
Odfjell ASA (Norway)                                                     1,000   14,290    17,239
Orion-Yhtyma Oyj - B Shares (Finland)                                      625   11,778    14,628
Panamerican Beverages, Inc.                                                175    3,281     3,150
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                        525   11,506    12,285
Petroleum Geo-Services ASA (PGS) - ADR (Norway)                            700    6,034     4,410
Reed International plc - ADR (United Kingdom)                              275    9,115    10,975
Sankyo Co., Ltd. (Japan)                                                   400    8,023     6,082
San Miguel Corp. (Philippines)                                           9,870   10,428    11,300
Sappi Ltd. - ADR (South Africa)                                          1,200   10,632    15,108
Stolt Offshore S.A. - ADR (United Kingdom)                               1,800   21,861    16,038
Syngenta AG - ADR (Switzerland)                                          1,500   15,424    18,375
Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Brazil)                200    8,407     6,256
Telefonica S.A. - ADR (Spain)                                              337   15,948    10,888



The  accompanying  notes  are  an  integral  part  of  the financial statements.




                                                                        INTERNATIONAL
                                                               -------------------------------
                                                                                      VALUE
                                                               SHARES        COST    (NOTE A)
----------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------------------------------------
TotalFinaElf S.A. - ADR (France)                                      125  $  9,906  $  9,464
Unilever plc - ADR (United Kingdom)                                   800    26,744    29,240
Votorantim Celulose e Papel S.A. - ADR (Brazil)                       500     9,532     9,645
Waterford Wedgwood plc (Ireland)                                    7,100     6,169     4,539
                                                                           --------  ---------

TOTAL COMMON STOCKS                                                         482,708   485,847
                                                                           --------  ---------
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                                                 24.00%
----------------------------------------------------------------------------------------------

SSgA Funds - U.S. Treasury Money Market Fund                      153,442   153,442   153,442
                                                                           --------  ---------

                                                                                      100.00%
TOTAL INVESTMENTS                                                          $636,150  $639,289
                                                                           ========  =========


ADR - American Depository Receipt


COUNTRY ALLOCATION - AS A PERCENTAGE OF TOTAL INVESTMENTS

Australia                                                                                2.43%
Brazil                                                                                   7.73%
Canada                                                                                   2.16%
Finland                                                                                  2.29%
France                                                                                   5.57%
Germany                                                                                  5.10%
Guernsey                                                                                 1.87%
Hong Kong                                                                                1.43%
Ireland                                                                                  1.68%
Japan                                                                                    0.95%
Korea                                                                                    1.72%
Mexico                                                                                   3.18%
Netherlands                                                                              2.44%
Norway                                                                                   3.39%
Philippines                                                                              1.77%
South Africa                                                                             2.36%
Spain                                                                                    1.70%
Switzerland                                                                             11.71%
United Kingdom                                                                          16.03%
United States                                                                           24.49%
                                                                                     ---------
Total                                                                                  100.00%
                                                                                     =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  International


April  30,  2002





ASSETS:
Investments, at value (identified cost $636,150) (Note A)                        $639,289
Dividends receivable                                                                2,367
Receivables from investment advisor (Note C)                                        3,237
                                                                                 --------

TOTAL ASSETS                                                                      644,893
                                                                                 --------

LIABILITIES:

Audit fees payable                                                                  3,401
Unrealized depreciation on forward foreign currency exchange contracts (Note A)       126
                                                                                 --------

TOTAL LIABILITIES                                                                   3,527
                                                                                 --------

NET ASSETS (equivalent to $15.84 per unit based on 40,490 units outstanding)     $641,366
                                                                                 ========





Statement  of  Operations  -  International


For  the  Year  Ended  April  30,  2002





INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $771)                                                     $ 9,748
Interest                                                                                              371
                                                                                                  --------

Total Investment Income                                                                            10,119
                                                                                                  --------

EXPENSES:

Audit fees                                                                                          3,402
Less reduction of expenses (Note C)                                                                (3,188)
                                                                                                  --------

Total Expenses                                                                                        214
                                                                                                  --------

NET INVESTMENT INCOME                                                                               9,905
                                                                                                  --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY:

Net realized gain on -
Investments                                                                                         5,816
Foreign currency, forward foreign currency exchange contracts, and other assets and liabilities       454
                                                                                                  --------
                                                                                                    6,270
                                                                                                  --------

Net change in unrealized appreciation on -
Investments                                                                                        21,964
Foreign currency, forward foreign currency exchange contracts, and other assets and liabilities       (42)
                                                                                                  --------
                                                                                                   21,922
                                                                                                  --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY                                                                                           28,192
                                                                                                  --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $38,097
                                                                                                  ========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Changes  in  Net  Assets  -  International


For  the  Year  Ended  April  30,  2002





INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                                      $   9,905
Net realized gain on investments and foreign currency                          6,270
Net change in unrealized appreciation on investments and foreign currency     21,922
                                                                           ----------

Net increase from operations                                                  38,097
                                                                           ----------

UNITS ISSUED AND REDEEMED:

Proceeds from sales of units                                                 614,098
Cost of units redeemed                                                      (356,163)
                                                                           ----------

Net increase from unit transactions                                          257,935
                                                                           ----------

Net increase in net assets                                                   296,032

NET ASSETS:

Beginning of year                                                            345,334
                                                                           ----------

END OF YEAR                                                                $ 641,366
                                                                           ==========

OTHER INFORMATION:

Unit transactions:
Issued                                                                        42,178
Redeemed                                                                     (24,550)
                                                                           ----------
Net increase                                                                  17,628
                                                                           ==========





Financial  Highlights  -  International


For  the  Year  Ended  April  30,  2002





PER UNIT DATA (FOR A UNIT OUTSTANDING THROUGHOUT THE YEAR):
NET ASSET VALUE - BEGINNING OF YEAR                           $15.11
                                                              -------

Income from investment operations:
Net investment income 1                                         0.34
Net realized and unrealized gain on investments                 0.39
                                                              -------

Total from investment operations                                0.73
                                                              -------

NET ASSET VALUE - END OF YEAR                                 $15.84
                                                              =======

Total return 2                                                  4.83%

Ratios (to average net assets):
Expenses 3 (Note C)                                             0.05%
Net investment income                                           2.32%





1For presentation purposes, the net investment income per unit has been calculated based on average units outstanding during the period. 2Represents aggregate total return for the period indicated. The return would have been lower absent the voluntary waivers and reimbursements of expenses. 3Without the voluntary expense waivers and reimbursements, the expense ratio (to average net assets) would have been increased by 0.75%. The ratio includes only those expenses charged directly to the Trust and does not include those charged to participating accounts.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements


A.     SIGNIFICANT  ACCOUNTING  POLICIES
All-Equity Collective Investment Trust and International Collective Investment Trust (the "Collective Investment Funds" or "Trusts") were established in New Hampshire under the Exeter Trust Company Group Trust for Employee Benefit Plans by a Declaration of Trust. Exeter Trust Company is the Trustee of the Trusts. The following is a summary of significant accounting policies followed by the Trusts in the preparation of its financial statements in accordance with generally accepted accounting principles.

VALUATION  OF  INVESTMENTS
Portfolio securities are valued using recognized pricing services. Domestic equities and foreign equities are valued at the latest closing sales price at the exchange on which the security is traded most extensively. Securities not traded on a valuation date or securities not listed on an exchange are valued at the latest closing bid price provided by the Trusts' pricing service. Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. In the absence of representative valuations or prices from the Trusts' pricing service, the security's fair value will be determined by the Trustee by reference to such standards as the Trustee, in good faith, deems applicable in the circumstances. Investments in registered investment companies are valued at the net asset per unit.

FREQUENCY  OF  VALUATION
The net asset value, or price per unit, is determined each business day ("valuation date").

SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME
Security transactions are accounted for on trade date. For financial reporting purposes, the Trusts use the specific identification accounting method for determining realized gain or loss on the sale of investments. Interest income, including amortization of premium and accretion of discount on securities, is earned from settlement date and accrued daily. Dividend income from portfolio securities is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Trusts are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

INCOME  TAXES
It is policy of the Trusts to comply with the requirements of the Internal Revenue Code which are applicable to collective investment trusts for qualified employee benefit plans. Accordingly, the Trusts are exempt from federal income taxes, and no income tax provision is required in the financial statements.

UNITS  OF  PARTICIPATION
The beneficial interest of each participant in the net assets of the Trusts are represented by units. Each unit shall represent an undivided proportionate interest in all assets and liabilities of such trust and all income, profits, losses and expenses shall be allocated equally to all units. There are no distributions of net investment gain or investment income to the Trusts' participants. Such amounts are added to the net assets of the Trusts. The issue and redemption of units are recorded upon receipt of purchase and redemption authorizations that are in good order, and are based on the next determined net asset value per unit. In certain circumstances, units may be purchased or redeemed through the delivery to the Trusts or receipt by the unit holders, respectively, of securities, the fair market value of which is used to determine the number of units issued or redeemed.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Trusts are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trusts and the amounts actually received. The effects of the changes in foreign currency exchange rates on the securities are not stated separately in the Statement of Operations from the effects of the change on market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS
The Trusts may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments and foreign currency.

Notes  to  Financial  Statements


A.     SIGNIFICANT  ACCOUNTING  POLICIES  (continued)
FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS  (continued)
The Trusts regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Trusts have in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for forward foreign currency exchange contracts outstanding as of April 30, 2002 is as follows:

     INTERNATIONAL  COLLECTIVE:



                                                      Unrealized
Settlement  Contracts         In        Contracts    Appreciation
   Date     to Deliver   Exchange For    At Value   (Depreciation)
----------  -----------  -------------  ----------  --------------
   6/21/02  JPY 800,000  $       6,113  $    6,239          ($126)



On April 30, 2002, the Trusts had sufficient cash and/or securities to cover any commitments under these contracts.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

B.     PURCHASES  AND  SALES  OF  SECURITIES

For the year ended April 30, 2002, purchases and sales of securities were as follows:




                       PURCHASES                            SALES
               -----------------------  -------------------------------------------------
                 OTHER                    OTHER      REALIZED                  REALIZED
TRUSTS          ISSUERS    GOVERNMENT    ISSUERS    GAIN(LOSS)   GOVERNMENT   GAIN(LOSS)
-------------  ----------  -----------  ----------  -----------  -----------  -----------
All-Equity     $2,383,398  $        --  $5,626,000  $   183,794  $        --  $        --
International     323,501           --     178,114        5,811           --           --



C.     EXPENSES  AND  TRANSACTIONS  WITH  AFFILIATES

Under  an  advisory  services  agreement  with  the  Trustee,  Manning  & Napier
Advisors, Inc. (Advisor), an affiliate of the Trustee, provides investment advice and assistance in the selection of investments and the execution of securities transactions. The Trustee also maintains an administrative services agreement with Manning & Napier Advisors, Inc. to provide office space, facilities, and personnel for the custodial, administrative, and shareholder servicing of the Trusts. The fee for services under these contracts is not charged to the Trusts, but is borne by the Trustee as part of its overall trustee-related arrangement with the Trust's investors. The Trustee is compensated by the participant for its Trustee services. For the year ended April 30, 2002, the Trustee voluntarily agreed to reimburse the Trust to the extent that the Trust's expenses (exclusive of Sub-Trustee fees defined in the Declaration of Trust) were in excess of an annual rate of 0.05% of the average daily net assets of the Trusts. Expenses reimbursed for the year ended April 30, 2002 totaled $1,316 for All-Equity and $3,188 for International.

D.     OWNERSHIP  OF  TRUST  UNITS

As of April 30, 2002, affiliates of the Advisor collectively owned 100% of the shares outstanding of the All-Equity Collective Investment Trust and the International Collective Investment Trust.

E.     SUBSEQUENT  EVENT

In exchange for shares of newly created funds registered under the Investment Company Act of 1940, the assets of the Trusts will be transferred into such funds, which will have substantially the same investment objective and policies as the Trusts. These transfers are expected to take place on or around July 10, 2002.

Report  of  Independent  Accountants


TO THE UNITHOLDERS  AND  TRUSTEE  OF  EXETER  TRUST  COMPANY
GROUP  TRUSTS  FOR  EMPLOYEE  BENEFIT  PLANS:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the All-Equity Collective Investment Trust and International Collective Investment Trust of Exeter Trust Company at April 30, 2002, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimate made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.




PRICEWATERHOUSECOOPERS  LLP
Boston,  Massachusetts
June  24,  2002

APPENDIX  - DESCRIPTION OF BOND RATINGSTHE RATINGS INDICATED HEREIN ARE BELIEVED
---------------------------------------
TO BE THE MOST RECENT RATINGS AVAILABLE AT THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION FOR THE SECURITIES LISTED. RATINGS ARE GENERALLY GIVEN TO SECURITIES AT THE TIME OF ISSUANCE. WHILE THE RATING AGENCIES MAY FROM TIME TO TIME REVISE SUCH RATINGS, THEY UNDERTAKE NO OBLIGATION TO DO SO, AND THE RATINGS INDICATED DO NOT NECESSARILY REPRESENT RATINGS WHICH WILL BE GIVEN TO THESE SECURITIES ON THE DATE OF THE FUND'S FISCAL YEAR-END.

MOODY'S  INVESTORS  SERVICE,  INC.  ("MOODY'S") SHORT-TERM PRIME RATING SYSTEM -
TAXABLE  DEBT  AND  DEPOSITS  GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading  market  positions  in  well-established  industries.
High  rates  of  return  on  funds  employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign
Rating  for  Bank  Deposits  for  the  country  in  which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S  CORPORATE  BOND  RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD  &  POOR'S  SHORT-TERM  ISSUE  CREDIT  RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD  &  POOR'S  CORPORATE  BOND  RATINGS

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An  obligation  rated  CC  is  currently  highly  vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.




                           PART C - OTHER INFORMATION

ITEM  23.  EXHIBITS.

(a)
   (1)Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (4)Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (5)Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (6)Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (7)Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020) .
  (10)Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
  (11)Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).
(12)Articles of Amendment as filed with the State of Maryland on June 14, 2002 as filed herewith.

(b) By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(c)
   (1)Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (4)Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (5)Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (6)Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
   (7)Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (10)Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

  (11)Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (12)Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (13)Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (14)Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (15)Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
  (16)Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).
  (17) Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
  (18) Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000.(incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016.)
(d)
   (1)Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc.(incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a) Supplement to Schedule A of the Investment Advisory Agreement dated May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b) Supplement to Schedule A of the Investment Advisory Agreement dated February 2, 2000 (incorporated by reference to Exhibit 99.D(1)B to Post-Effective No. 38 to the Registration Statement on Form N-1A filed on April 30, 2001 with Accession Number 0000751173-01-500020.)

     (c)  Supplement  to  Schedule  A of the Investment Advisory Agreement dated
November 16, 2001 (incorporated by reference to Exhibit 99.D(1)C to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014.)

     (d) Supplement to Schedule A of the Investment Advisory Agreement dated May 9, 2002.


   (2)Investment Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (a)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Strong Capital Management, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (b)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Loomis, Sayles & Company, L.P. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (c)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and State Street Global Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (d)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Scudder Kemper Investments, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (e)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Babson-Stewart Ivory International.(incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (f)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and DLJ Investment Management Corp. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (g)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and MFS Institutional Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (h)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Manning & Napier Advisors, Inc.(incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (3)(a)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

      (b)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

          (c)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 11, 1999 for the Socially Responsible
Series  filed  on  April  30,  2001  with Accession Number 0000751173-01-500020.

          (d)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 5, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

          (e)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

          (f) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

          (g)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series
          filed on February 28, 2002 with Accession Number 0000751173-02-000014.

          (h)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated November 16, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on February 28, 2002 with Accession Number 0000751173-02-000014.

          (i)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 9, 2002 for the All-Equity Series and World Opportunities Series II.

     (4) Amended and Restated Expense Limitation Agreement dated May 9, 2002 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series.

(e)
   (1) Amended and Restated Distribution Agreement dated May 11, 1999 incorporated by reference to Exhibit (6)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (2)Form  of  Dealer  Agreement  (incorporated  by  reference  to  Exhibit
     (6)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

   (3)Amended and Restated Distribution Agreement Schedule A dated November 20, 2000.(incorporated by reference to Exhibit 99.e(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

     (a)Amended and Restated Distribution Agreement Schedule A dated November 16, 2001 (incorporated by reference to Exhibit 99.E(3)a to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28,2002 with Accession Number 0000751173-02-000014).

     (4)  Amended  and Restated Distribution Agreement dated May 2, 2002.

(f)   Not  Applicable.

(g) Custodian Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050.

(h)
   (1) Transfer Agent Agreement (incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a)Supplement to Schedule A of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b)Supplement to Schedule B of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

      (c)Supplement to Schedule A of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)c to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

      (d)Supplement to Schedule B of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)d to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

   (2)Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

     (a) Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000.(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

     (b) Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No.
40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).


(i)  Opinion  of  Morgan,  Lewis  &  Bockius incorporated by reference to
     Exhibit 99.i to Post Effective No. 41 to the Registration Statement on Form N-1A filed on March 20, 2002 with Accession Number 0000751173-02-000018.

(j) Consent of Independent Auditors PricewaterhouseCoopers, LLP is filed herewith.

(k)  Not  Applicable.

(l) Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m)  Form  of  12b-1  Plan  is incorporated by reference to Exhibit (15) to Post
Effective Amendment No.31 to the Registration Statement on Form N-1A filed on December 24, 1998 with Accession Number 0000751173-98-000065.

  (1)Form of 12b-1 Plan with respect to Class B Shares dated February 2, 2000.(incorporated by reference to Exhibit 99.m(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

  (2) Form of 12b-1 Plan with respect to Class C Shares dated February 2, 2000.(incorporated by reference to Exhibit 99.m(2) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

  (3) Form of 12b-1 Plan with respect to Class D Shares dated February 2, 2000.(incorporated by reference to Exhibit 99.m(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

  (4) Form of 12b-1 Plan with respect to Class E Shares dated February 2, 2000. (incorporated by reference to Exhibit 99.m(4) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(n) (1)Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997 with Accession Number 0001047469-97-001380).

     (2)Amended Rule 18f-3 Plan (incorporated by reference to Exhibit (18)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(o)  Not  Applicable

(p) Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc.,and Manning & Napier Investor Services, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

      (1)Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(1) to Post-Effective No. 37 to the Registration
Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

     (2)Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(2) to Post-Effective No. 40 to the Registration
Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

ITEM  24.

PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT.

Not  Applicable

ITEM  25.

INDEMNIFICATION.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Chubb Group of Insurance Companies and St. Paul Financial and Professional Services. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM  26.

BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISOR.

Manning & Napier Advisors, Inc. (dba Exeter Asset Management) is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, High Yield Bond Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, PureMark[SM] Series, Blended Asset Series I, Blended Asset Series II, Defensive Series, Maximum Horizon Series, Equity Series, Overseas Series, New York Tax Exempt Series,
Ohio Tax Exempt Series and the Diversified Tax Exempt Series.   Manning
& Napier Advisors, Inc. (dba Exeter Asset Management) was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

  ITEM  27.

PRINCIPAL  UNDERWRITERS.

(a)    Not  Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.


Name  &  Principal     Positions  &  Offices     Positions  &  Offices
------------------     ---------------------     ---------------------
Business  Address     With  Distributor     With  Registrant
-----------------     -----------------     ----------------


B.  Reuben  Auspitz     President  and  Director     Director and Vice President
                        ------------------------     ---------------------------
1100  Chase  Square
Rochester,  NY  14604

Julie  Raschella     Director     N/A
                     --------     ---
1100  Chase  Square
Rochester,  NY  14604

Beth  H.  Galusha     Treasurer     N/A
                      ---------     ---
1100  Chase  Square
Rochester,  NY  14604

Michelle  LaMachia     Corporate  Secretary     N/A
                       --------------------     ---
1100  Chase  Square
Rochester,  NY  14604

George  Nobilski     Director     N/A
                     --------     ---
1100  Chase  Square
Rochester,  NY  14604
---------------------




Name & Principal        Positions & Offices        Positions & Offices
---------------------  ----------------------  ---------------------------
Business Address          With Distributor           With Registrant
---------------------  ----------------------  ---------------------------
                       ----------------------  ---------------------------
B. Reuben Auspitz      President and Director  Director and Vice President
                       ----------------------  ---------------------------
1100 Chase Square
Rochester,  NY  14604

Julie Raschella        Director                N/A
                       ----------------------  ---------------------------
1100 Chase Square
Rochester,  NY  14604

Beth H. Galusha        Treasurer               N/A
                       ----------------------  ---------------------------
1100 Chase Square
Rochester,  NY  14604

Michelle LaMachia      Corporate Secretary     N/A
                       ----------------------  ---------------------------
1100 Chase Square
Rochester,  NY 14604

George Nobilski        Director                N/A
                       ----------------------  ---------------------------
1100 Chase Square
Rochester,  NY  14604
---------------------



(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM  28.

LOCATION  OF  ACCOUNTS  AND  RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM  29.

MANAGEMENT  SERVICES.

Not  Applicable.

ITEM  30.

UNDERTAKINGS.

Not  Applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on
                              ----
its behalf by the undersigned, thereunto duly authorized, in the City of Rochester and State of New York on theday of June, 2002.
                                                     -----  -----

          Exeter  Fund,  Inc.
          (Registrant)

          By  /s/  William  Manning
            -----------------------
                William  Manning
                 President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed
                               ---
below  by  the  following  persons  in the capacities and on the date indicated.



Signature                                      Title                       Date
------------------------  -----------------------------------------------  ----

 /s/ William Manning
------------------------
William Manning
                          Principal Executive Officer
/s/ B. Reuben Auspitz
------------------------
B. Reuben Auspitz
                          Director and Officer
/s/ Martin F. Birmingham
------------------------
Martin F. Birmingham
                          Director
/s/ Harris H. Rusitzky
------------------------
Harris H. Rusitzky
                          Director
/s/ Peter L. Faber
------------------------
Peter L. Faber
                          Director
/s/ Stephen B. Ashley
------------------------
Stephen B. Ashley
                          Director
/s/ Christine Glavin
------------------------
Christine Glavin
                          Chief Financial & Accounting Officer, Treasurer

                                  EXHIBIT INDEX



EX-99.a(12)     Articles  of Amendment as filed in the State of Maryland on June
                14,  2002.

EX-99.d1(d)     Supplement  to  Schedule  A of the Investment Advisory Agreement
                 dated  May  9,  2002.

EX-99.d3(i)     Expense  Limitation  Agreement  dated  May  9, 2002 for the All-
                Equity  Series  and  World  Opportunities  Series  II.

EX-99.d4 Amended and Restated Expense Limitation Agreement dated May 9, 2002 for the Defensive Series, Blended Asset Series I, Blended Series II, Maximum Horizon Series Tax Managed Series and PureMark[sm] Series.

EX-99.e4     Amended  and Restated Distribution Agreement dated May 9, 2002.

EX-99.J      Consent  of  PricewaterhouseCoopers,  LLP.

Cover        Cover  letter  from  Exeter  Fund,  Inc.